Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Other Payables and Accrued Liabilities [Abstract]
Schedule of other payables and accrued liabilities
	As of March 31,	As of March 31,
	2023	2022
Advances from customers	$5,060,149	$3,310,906
Employee benefits payable	46,485	130,439
Other payables	-	28,423
Total	$5,106,634	$3,469,768